Other Financial Liabilities - Brookfield warrants (Details)	1 Months Ended
	May 31, 2019 shares	Jul. 31, 2018 shares	Sep. 30, 2017 d $ / shares shares	Jan. 22, 2020 $ / shares	Dec. 31, 2019 shares
Detailed Information Regarding Warrants [Line Items]
Number of warrants outstanding (in shares)					6,750,000
Right to receive cash, unaffiliated unitholders ($ per share) | $ / shares				$ 1.55
Brookfield Warrants
Detailed Information Regarding Warrants [Line Items]
Number of warrants transferred (in shares)			11,400,000
Number of securities issued up exercise of warrant			1
Warrants, exercise price (USD per share) | $ / shares			$ 0.01
Common-unit weighted average price, threshold ($ per share) | $ / shares			$ 4.00
Common-unit weighted average price threshold, consecutive trading days | d			10
Warrants, option to exercise additional warrants, percentage		2.00%
Number of warrants exchanged for transfer of ownership interest (in shares)		1,000,000
Number of warrants acquired (in shares)	17,300,000
Brookfield Warrants | Brookfield
Detailed Information Regarding Warrants [Line Items]
Number of warrants issued (in shares)			62,400,000
Number of warrants outstanding (in shares)					65,500,000
Brookfield Warrants | Teekay Corporation
Detailed Information Regarding Warrants [Line Items]
Number of warrants issued (in shares)			3,100,000